Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 21,859,855	$ 704,333	$ 20,876,417	$ 22,901,461
Cost [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			21,910,146	24,732,207
Allowance for sales returns and discounts [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			(994,151)	(1,744,151)
Allowance for doubtful accounts [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			$ (39,578)	$ (86,595)